Outstanding Loans and Leases - Commercial Loans TDRs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Commercial Portfolio Segment
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	$ 1,211	$ 1,478	$ 1,495
Carrying Value	1,177	1,388	1,390
Net Charge-offs	57	44	60
Threshold period past due for nonperforming status of financing receivables	90 days
Commercial Portfolio Segment | U.S. Commercial
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	818	926	590
Carrying Value	785	910	558
Net Charge-offs	49	33	34
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	103	55	130
Commercial Portfolio Segment | Non United States
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	44	61	90
Carrying Value	43	44	89
Net Charge-offs	0	7	1
Commercial Portfolio Segment | Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	346	483	793
Carrying Value	346	425	721
Net Charge-offs	8	3	20
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	211	128	455
Commercial Portfolio Segment | Small Business Commercial
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	3	8	22
Carrying Value	3	9	22
Net Charge-offs	$ 0	$ 1	$ 5